BLUE CURRENT GLOBAL DIVIDEND FUND
SCHEDULE OF INVESTMENTS
May 31, 2024 (Unaudited)

COMMON STOCKS - 90.4%	Shares	Value
Communications - 2.1%
Internet Media & Services - 2.1%
Meta Platforms, Inc. - Class A	3,400	$ 1,587,222

Consumer Discretionary - 5.0%
Automotive - 2.5%
Dr. Ing. h.c. F. Porsche AG	9,695	805,205
Stellantis N.V.	46,000	1,024,420
		1,829,625
Retail - Discretionary - 2.5%
Dick's Sporting Goods, Inc.	8,000	1,821,120

Consumer Staples - 13.3%
Beverages - 6.1%
Coca-Cola Company (The)	37,635	2,368,371
Coca-Cola Europacific Partners plc	28,730	2,117,688
		4,486,059
Food - 2.5%
Danone S.A. - ADR	31,000	400,210
Danone S.A.	22,500	1,450,734
		1,850,944
Retail - Consumer Staples - 4.7%
Koninklijke Ahold Delhaize N.V.	35,400	1,097,644
Walmart, Inc.	35,550	2,337,768
		3,435,412
Energy - 8.0%
Oil & Gas Producers - 6.5%
BP plc	267,000	1,670,482
Shell plc - ADR	15,180	1,104,800
Targa Resources Corporation	16,560	1,957,889
		4,733,171
Oil & Gas Services & Equipment - 1.5%
Schlumberger Ltd.	24,350	1,117,421

BLUE CURRENT GLOBAL DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.4% (Continued)	Shares	Value
Financials - 18.7%
Banking - 13.2%
BNP Paribas S.A.	25,600	$ 1,889,332
DBS Group Holdings Ltd. - ADR	13,595	1,452,615
JPMorgan Chase & Company	7,700	1,560,251
Mitsubishi UFJ Financial Group, Inc. - ADR	177,000	1,883,280
National Bank of Canada	15,400	1,316,580
Truist Financial Corporation	43,000	1,623,250
		9,725,308
Institutional Financial Services - 3.6%
Morgan Stanley	26,700	2,612,328

Insurance - 1.9%
Allianz SE - ADR	20,000	581,600
Allianz SE	2,900	848,771
		1,430,371
Health Care - 11.9%
Biotech & Pharma - 9.3%
AstraZeneca plc - ADR	26,300	2,051,926
Johnson & Johnson	9,862	1,446,459
Merck & Company, Inc.	15,800	1,983,532
Novo Nordisk A/S - ADR	10,170	1,375,798
		6,857,715
Health Care Facilities & Services - 2.6%
HCA Healthcare, Inc.	5,500	1,868,625

Industrials - 15.3%
Aerospace & Defense - 7.2%
RTX Corporation	28,295	3,050,484
Thales S.A.	12,500	2,269,689
		5,320,173
Diversified Industrials - 3.8%
Hitachi Ltd. - ADR	13,500	2,774,655

Electrical Equipment - 1.9%
Daikin Industries Ltd.	9,600	1,402,819

BLUE CURRENT GLOBAL DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.4% (Continued)	Shares	Value
Industrials - 15.3% (Continued)
Transportation & Logistics - 2.4%
Frontline plc (a)	61,000	$ 1,727,520

Materials - 2.9%
Chemicals - 0.9%
Air Liquide S.A.	3,418	672,781

Metals & Mining - 2.0%
Freeport-McMoRan, Inc.	28,200	1,486,986

Technology - 13.2%
Semiconductors - 7.5%
Broadcom, Inc.	1,720	2,285,106
QUALCOMM, Inc.	9,284	1,894,400
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	9,000	1,359,360
		5,538,866
Software - 3.1%
Microsoft Corporation	5,420	2,250,005

Technology Services - 2.6%
RELX plc - ADR	43,000	1,890,280

Total Common Stocks (Cost $45,794,603)		$ 66,419,406

BLUE CURRENT GLOBAL DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 9.1%	Shares	Value
First American Government Obligations Fund - Class Z, 5.20% (b) (Cost $6,677,756)	6,677,756	$ 6,677,756

Investments at Value - 99.5% (Cost $52,472,359)		$ 73,097,162

Other Assets in Excess of Liabilities - 0.5%		354,412

Net Assets - 100.0%		$ 73,451,574

A/S	-	Aktieselskab
ADR	-	American Depositary Receipt
AG	-	Aktiengesellschaft
N.V.	-	Naamloze Vennootschap
plc	-	Public Limited Company
S.A.	-	Societe Anonyme
SE	-	Societe Europaea

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of May 31, 2024.

BLUE CURRENT GLOBAL DIVIDEND FUND
SUMMARY OF COMMON STOCKS BY COUNTRY
May 31, 2024 (Unaudited)

Country	Value	% of Net Assets
United States	$ 33,251,217	45 .3%
United Kingdom	8,835,176	12 .0%
France	6,682,746	9 .1%
Japan	6,060,754	8 .2%
Germany	2,235,576	3 .0%
Netherlands	2,122,064	2 .9%
Cyprus	1,727,520	2 .4%
Singapore	1,452,615	2 .0%
Denmark	1,375,798	1 .9%
Taiwan Province of China	1,359,360	1 .8%
Canada	1,316,580	1 .8%
	$ 64,419,406	90 .4%